Subsequent Events - Additional Information (Detail) (USD $)	0 Months Ended	6 Months Ended
	Mar. 02, 2015	Dec. 31, 2015
Freescale Semiconductor, Ltd. [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Business acquisition agreement date	Mar. 02, 2015
Description of shares issuable to acquiree stockholders	Under the terms of the agreement, Freescale shareholders will receive $6.25 in cash and 0.3521 of an NXP ordinary share for each Freescale common share held at the close of the transaction.
Number of shares issuable for each ordinary share of acquiree	0.3521
Cash consideration payable for each ordinary share of acquiree	$ 6.25
Business acquisition purchase price, total equity value	$ 11,800,000,000
Total enterprise value including acquiree net debt	16,700,000,000
Scenario, Forecast [Member]
Subsequent Event [Line Items]
Proceed from debt		1,000,000,000
Scenario, Forecast [Member] | Freescale Semiconductor, Ltd. [Member]
Subsequent Event [Line Items]
Business acquisition cash consideration		$ 1,000,000,000
Business acquisition number of ordinary shares issuable		115,000,000
Acquiree's holding percentage in combined company		32.00%